LEASES	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
LEASES
LEASES

NOTE 7 – LEASE LIABILITIES

 The Company leases office space and as a result of our adoption of ASC 842, the operating leases are reflected on our balance sheet within operating lease right-of-use (ROU) assets and the related current and non-current operating lease liabilities. ROU assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from lease agreement. Lease expense is recognized on a straight-line basis over the lease term, subject to any changes in the lease or expectation regarding the terms. Variable lease costs such as common area maintenance, property taxes and insurance are expensed as incurred.

When the new accounting standard was adopted on July 1, 2019, the Company had current and long-term operating lease liabilities of $2,275,000 and $6,916,000, respectively, and right of use of assets of $8,348,000.  As of December 31, 2021, the Company had current and long-term operating lease liabilities of $3,109,000 and $5,341,000, respectively, and right of use of assets of $6,356,000.  As of June 30, 2021, the Company had current and long-term operating lease liabilities of $3,344,000 and $5,835,000, respectively, and right of use of assets of $6,887,000.

Future minimum lease payments on a discounted and undiscounted basis under these leases are as follows:

	Troika Gower	Troika LaBrea	Corporate Englewood	Mission US Brooklyn	Mission US Manhattan	Mission UK London	Undiscounted Cash Flows
Discount rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%

Remainder of 2022	$633,000	$883,000	$51,000	$719,000	$23,000	$245,000	$2,554,000
2023	558,000	-	103,000	497,000	-	635,000	1,793,000
2024	580,000	-	107,000	509,000	-	635,000	1,831,000
2025	346,000	-	110,000	522,000	-	635,000	1,613,000
2026	-	-	113,000	535,000	-	528,000	1,176,000
2027	-	-	9,000	455,000	-		464,000

Total undiscounted minimum future payments	$2,117,000	$883,000	$493,000	$3,237,000	$23,000	$2,678,000	$9,431,000
Imputed interest	(110,000)	-	(140,000)	(381,000)	-	(350,000)	(981,000)
Total operating lease liabilities	$2,007,000	$883,000	$353,000	$2,856,000	$23,000	$2,328,000	$8,450,000
Short-term lease liabilities	$827,000	$883,000	$88,000	$844,000	$23,000	$444,000	$3,109,000
Long-term lease liabilities	$1,180,000	$-	$265,000	$2,012,000	$-	$1,884,000	$5,341,000

Other information related to our operating leases is as follows:

December 31, 2021
Weighted average remaining lease term in years	3.9 years
Weighted average discount rate	10.4%

LEASE AGREEMENTS

On February 1, 2018, Troika Media Group entered into a five-year lease agreement for office space in Englewood Cliffs, NJ. The beginning lease expense was $4,120 per month escalating annually at 3.5% and the lease expires on January 31, 2023. In August 2021, the Company terminated the lease and Troika Services, Inc. entered into a new lease agreement for a larger office space within the same building. The beginning lease expense was $8,390 per month escalating annually at 3.0% for a term of five years expiring July 2026. As per accounting standard ASC 842, the Company is treating this lease as new agreement and recorded a loss of $3,000 from the early termination of the operating lease. As a result of the new lease agreement, the Company acquired $467,000 in right-of-use assets.

On January 9, 2014, Mission USA entered into a seven year and five-month lease agreement for office space in New York, NY. The lease expired in January 2022 and was not renewed.

On May 2, 2017, Mission USA entered into a ten-year lease agreement for office space in Brooklyn, NY. The beginning lease expense was $34,278 per month escalating annually at 2.5%. As part of the lease agreement, Mission USA received a rent abatement in months one through four of the lease. The lease expires on May 1, 2027. In August 2021, the Company amended the lease agreement and lowered the base rent beginning in July 2021 to $24,750 for twelve months, escalating to $28,875 in July 2022 for twelve months, and then returning to the original lease agreement. Contingent on the Company abiding by the payment terms stipulated in the amendment regarding the outstanding rent, the landlord agreed to abate $120,405 of this balance and the Company plans to record this abatement in August 2022 after fulfilling its obligations relating to the payment terms.

On April 6, 2016, Mission UK entered into a ten-year lease agreement for office space in London, UK. In April 2021, Mission UK terminated the original lease agreement and has agreed with the landlord to occupy the first floor of the building through June 2021 at £8,858 per month. In April 2021, Mission UK entered into a three-year lease agreement for office space in London, UK ending in April 2024. The lease expense is £39,173 ($52,875) per month throughout the life of the lease.

On February 1, 2020, Troika Production Group, LLC. entered into a five-year lease agreement for office space in Los Angeles, CA. The beginning lease expense is $42,265 and the lease provides for an escalation clause where the Company will be subject to an annual rent increase of 3.5%, year over year. The lease expires on January 31, 2025.

The Company accounts for leases based on the new accounting standard ASC 842 and recorded $940,000 and $746,000 in rent expense for the six months ended December 31, 2021 and 2020, respectively.

SUBLEASE AGREEMENTS

On January 19, 2018, Mission Media USA, Inc. entered into a four-year sublease agreement pertaining to the aforementioned office space in New York, NY. The sublease commenced on March 1, 2018, ended in January 2022, and was not renewed. The lease income was $22,496 per month escalating annually at 3.0%.

On April 19, 2018, Mission-Media Limited entered into a sublease agreement pertaining to a floor within the aforementioned office space in London, UK. The sublease commenced in April 2018 and terminated in March 2021. The lease income was £5,163 per month.

NOTE 9 – LEASES

The Company leases office space and as a result of our adoption of ASC 842, the operating leases are reflected on our balance sheet within operating lease right-of-use (ROU) assets and the related current and non-current operating lease liabilities. ROU assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from lease agreement. Lease expense is recognized on a straight-line basis over the lease term, subject to any changes in the lease or expectation regarding the terms. Variable lease costs such as common area maintenance, property taxes and insurance are expensed as incurred.

When the new accounting standard was adopted on July 1, 2019, the Company had current and long-term operating lease liabilities of $2,275,000 and $6,916,000, respectively, and right of use of assets of $8,348,000. As of June 30, 2021, the Company had current and long-term operating lease liabilities of $3,344,000 and $5,835,000, respectively, and right of use of assets of $6,887,000. As of June 30, 2020, the Company had current and long-term operating lease liabilities of $2,255,000 and $7,003,000, respectively, and right of use of assets of $8,297,000.

Future minimum lease payments on a discounted and undiscounted basis under these leases are as follows:

	Troika Gower	Troika LaBrea	Corporate Englewood	Mission US Brooklyn	Mission US Manhattan	Mission UK Fitzroy	Undiscounted Cash Flows
Discount rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%

2022	$1,043,000	$883,000	$55,000	$460,000	$209,000	$496,000	$3,146,000
2023	558,000	-	19,000	497,000	-	650,000	1,724,000
2024	580,000	-	-	509,000	-	650,000	1,739,000
2025	346,000	-	-	522,000	-	650,000	1,518,000
2026	-	-	-	535,000	-	542,000	1,077,000
2027	-	-	-	455,000	-		455,000

Total undiscounted minimum future payments	$2,527,000	$883,000	$74,000	$2,978,000	$209,000	$2,988,000	$9,659,000
Imputed interest	(157,000)	-	-	130,000	(26,000)	(427,000)	(480,000)
Total operating lease liabilities	$2,370,000	$883,000	$74,000	$3,108,000	$183,000	$2,561,000	$9,179,000
Short-term lease liabilities	$951,000	$883,000	$56,000	$908,000	$183,000	$363,000	$3,344,000
Long-term lease liabilities	$1,419,000	$-	$18,000	$2,200,000	$-	$2,198,000	$5,835,000

Other information related to our operating leases is as follows:

June 30, 2021
Weighted average remaining lease term in years	3.2 years
Weighted average discount rate	5.0%

For the fiscal years ending June 30, 2021 and 2020, the Company recorded $2,573,000 and $1,983,000 in lease expense, respectively.

LEASE AGREEMENTS

On February 8, 2013, our Troika Design Group, Inc. subsidiary entered into a lease agreement for office space in Los Angeles, CA. The lease commenced upon move in, December 15, 2013. As part of the lease agreement, Troika received a rent abatement in months two through six of the lease and partial rent abatement in months seven through nine. The lease also provides for an escalation clause where the Company will be subject to an annual rent increase of 3%, year over year. Initially the lease expired on May 31, 2021, however the Company surrendered the premises in January 2020.

On February 1, 2018, Troika Media Group entered into a five-year lease agreement for office space in Englewood Cliffs, NJ. The beginning lease expense was $4,120 per month escalating annually at 3.5%. The lease expires on January 31, 2023.

On January 9, 2014, Mission USA entered into a seven year and five-month lease agreement for office space in New York, NY. The beginning lease expense was $19,230 per month escalating annually at 2.5%. As part of the lease agreement, Mission USA received a rent abatement in months one through five of the lease. The lease expires January 2022.

On May 2, 2017, Mission USA entered into a ten-year lease agreement for office space in Brooklyn, NY. The beginning lease expense was $34,278 per month escalating annually at 2.5%. As part of the lease agreement, Mission USA received a rent abatement in months one through four of the lease. The lease expires on May 1, 2027.

On April 6, 2016, Mission UK entered into a ten-year lease agreement for office space in London, UK. The beginning lease expense was £17,365 ($22,432) per month for the first twelve months and then escalated to £40,916 ($52,855) per month for the remainder of the lease which expires April 5, 2026. As part of the lease agreement, Mission UK received a rent abatement in months sixty-one through sixty-six of the lease. On September 8, 2020, Mission UK entered into an amendment to the current lease providing a discount for the period between March 25, 2020 and September 28, 2020 in acceptance of an increase in the monthly payments from £40,916 to £46,766 for the months of October 2020 through April 2021. The amended lease was reported in accordance ASC 842 and the lease expense was recognized on a straight-line basis over the new lease term. In April 2021, Mission UK terminated the original lease agreement and has agreed with the landlord to occupy the first floor of the building through June 2021 at £8,858 per month.  In April 2021, Mission UK entered into a three-year lease agreement for office space in London, UK ending in April 2024. The lease expense is £39,173 ($54,016) per month throughout the life of the lease.

On February 1, 2020, Troika Production Group, LLC. entered into a five-year lease agreement for office space in Los Angeles, CA.  The beginning lease expense is $42,265 and the lease provides for an escalation clause where the Company will be subject to an annual rent increase of 3.5%, year over year.  The lease expires on January 31, 2025.

The Company accounts for leases based on the new accounting standard ASC 842 and recorded $2,573,000 and $1,983,000 in rent expense for the year ended June 30, 2021 and 2020, respectively.

SUBLEASE AGREEMENTS

On January 19, 2018, Mission Media USA, Inc. entered into a four-year sublease agreement pertaining to the aforementioned office space in New York, NY. The sublease commenced on March 1, 2018 and ends January 2022. The lease income was $22,496 per month escalating annually at 3.0%.

On April 19, 2018, Mission-Media Limited entered into a sublease agreement pertaining to a floor within the aforementioned office space in London, UK. The sublease commenced in April 2018 and terminated in March 2021. The lease income was £5,163 per month.

A summary of the rental income recognized by each entity is presented in the table below for the fiscal years ending June 30:

	2021	2020
Troika Design	$-	$186,000
Mission US	289,000	292,000
Mission UK	163,000	213,000
	$452,000	$691,000